Description of Organization, Business Operations and Liquidity Including Subsequent Event (Details Narrative) - USD ($)							1 Months Ended		3 Months Ended		6 Months Ended	12 Months Ended
	Apr. 19, 2024	Nov. 22, 2023	Jun. 28, 2023	Apr. 21, 2023	Apr. 14, 2023	Oct. 25, 2021	Apr. 30, 2024	Apr. 19, 2024	Mar. 31, 2024	Mar. 31, 2023	Oct. 25, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 14, 2024	Apr. 25, 2024	Apr. 24, 2024	Nov. 24, 2023	Oct. 21, 2021	Sep. 30, 2021
Entity incorporation, date of incorporation									Feb. 09, 2021			Feb. 09, 2021
Payments to acquire restricted investments						$ 204,000,000			$ 204,000,000			$ 204,000,000
Cash				$ 187,475,000	$ 187,475,000
Remaining Amount Held In Trust Account									$ 23,151,000			$ 22,890,000	$ 206,946,000
Number of shares held by common shareholders					21,033,957
Percentage of common stock												84.10%
Common stock, shares outstanding					25,000,000
Terms of extended period within which business combination shall be consummated from the closing of initial public offering									two separate			two separate
Term of restricted investments						185 days
Liquidation basis of accounting, Accrued costs to dispose of assets and liabilities					$ 100,000				$ 100,000			$ 100,000
Percentage of public shares to be redeemed in case business combination is not consummated					100.00%							100.00%
Prospective assets of acquiree as a percentage of fair value of assets in the trust account									80.00%			80.00%
Number of days prior to commencement of tender offer									2 days			2 days
Minimum net worth required for compliance									$ 5,000,001			$ 5,000,001
Number of days prior to commencement of tender offer									2 days			2 days
Per share value of restricted assets						$ 10.20
Received from trust account					$ 187,475,000							$ 187,475,000
Number of days within which the public shares shall be redeemed.												10 days
Number of consecutive days below the market value of listed securities threshold limit			30 days
Market value of listed securities threshold limit			$ 50,000,000															$ 35,000,000
Cash and cash equivalents, at carrying value									$ 94,000			$ 14,000	744,000
Cash flows from operations									$ 195,000	$ 245,000		$ 980,000	$ 475,000
Term of restricted investments						185 days			185 days			185 days
Payment Made For Each Three Month Extension [Member]
Share price									$ 0.10
Three Month Extension [Member]
Reduction of restricted investments									$ 209,000
Subsequent Event [Member]
Borrowings																$ 350,000
Trust account deposited																$ 209,000
Available for working capital							$ 2,500,000
Payment of working capital							$ 418,000
Subsequent Event [Member] | Tyfon Culture Holdings Limited [Member]
Transaction enterprise value															$ 428,000,000
Ordinary per share															$ 10.00
Subsequent Event [Member] | Sponsor [Member]
Borrowings																	$ 2,500,000
Minimum [Member]
Business combination, completion period end date												Apr. 25, 2024
Maximum [Member]
Business combination, completion period end date												Oct. 25, 2024
Payment Made For Each Three Month Extension [Member]
Share price												$ 0.10
Reduction of restricted investments					$ 209,000							$ 209,000
Payment Made For Each Three Month Extension [Member] | Subsequent Event [Member]
Payments to acquire restricted investments											$ 418,000
Three Month Extension [Member]
Payments to acquire restricted investments									$ 209,000			$ 209,000
Share price									$ 0.10			$ 0.10
Sponsor [Member]
Common stock, shares outstanding																			656,250
Sponsor [Member] | Working Capital Loans [Member]
Debt instrument, face amount									$ 2,500,000			$ 1,500,000
Debt instrument carrying amount												$ 250,000
Private Placement Warrants [Member] | Subsequent Event [Member]
Cash consideration								$ 250,000
Number of warrants issued	10,500,000							10,500,000
Private Placement Warrants [Member] | Sponsor [Member]
Cash consideration						$ 10,500,000
Private Placement Warrants [Member] | Sponsor [Member] | Private Placement [Member]
Cash consideration						10,500,000
Common Class A [Member]
Proceeds from issuance initial public offering						$ 200,000,000								$ 200,000,000
Number of shareholders elected to redeem					167
Stock redeemed or called during period				17,910,004	17,910,004							17,910,004
Percentage of common stock					89.60%
Common stock, shares outstanding									1,300,000			1,300,000	0
Common stock, shares issued									1,300,000			1,300,000	0
Common stock, par value					$ 0.0001				$ 0.0001			$ 0.0001	$ 0.0001
Common Class A [Member] | Common Stock [Member]
Percentage of common stock					89.60%
Stock issued during period shares conversion of units												1,300,000
Common Class A [Member] | IPO [Member]
Stock issued during period, shares						20,000,000
Common Class A [Member] | Sponsor [Member]
Common stock, shares outstanding		3,389,996
Stock issued during period shares conversion of units		1,300,000										1,300,000
Common stock, shares issued		3,389,996
Proportion of common stock outstanding		38.35%
Common Class A [Member] | Private Placement Warrants [Member]
Share price									$ 9.20			$ 9.20
Common Class B [Member]
Common stock, shares outstanding									3,700,000			3,700,000	5,000,000						5,031,250
Common stock, shares issued									3,700,000			3,700,000	5,000,000
Common stock, par value									$ 0.0001			$ 0.0001	$ 0.0001
Common Class B [Member] | Subsequent Event [Member]
Common stock, shares outstanding	3,700,000							3,700,000
Common stock, par value	$ 0.0001							$ 0.0001
Stock issued during period, shares, acquisitions	3,500,000
Number of warrants issued	7,350,000							7,350,000
Common Class B [Member] | Common Stock [Member]
Stock issued during period shares conversion of units												(1,300,000)
Common Class B [Member] | Sponsor [Member]
Common stock, shares outstanding		3,700,000																		4,312,500
Share price									$ 12.00			$ 12.00
Stock issued during period shares conversion of units		1,300,000
Common stock, shares issued		3,700,000